UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/00

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 5/9/00
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 66

Form 13F Information Table Value Total: $ 279,674
                                        (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None






























Name of Issuer           Title     CUSIP        Value       Shares        Invsmnt Discret     Other      Voting Authority
                        Of Class               (x1000)                      Sole    Shared    Mgrs     Sole    Shared   None
AT&T                      COM    001957109      4,323       76,770         76,770                     76,770
Adobe Systems             COM    00724F101      2,589       23,255         23,255                     23,255
Agilint Tech              COM    00846U101        555        5,285          5,285                      5,285
America Online            COM    02364J104      1,973       29,263         29,263                     29,263
American Intl Group       COM    026874107      6,496       59,320         59,320                     59,320
Amresco Inc.              COM    031909104         28       20,915         20,915                     20,915
Apex, Inc.                COM    037548104      3,477       93,665         93,665                     93,665
Applied Films             COM    038197109        682       34,120         34,120                     34,120
Applied Materials         COM    038222105      6,466       68,600         68,600                     68,600
Ballard Power (F)         COM    05858H104      3,817       45,170         45,170                     45,170
Bank of New York          COM    064057102      2,573       61,910         61,910                     61,910
Bristol-Myers Squibb      COM    110122108      1,291       22,259         22,259                     22,259
Broadcom Corp CL A        CL A   111320107     11,191       46,077         46,077                     46,077
Check Point Software      COM    162825103      2,552       14,920         14,920                     14,920
Cisco Systems             COM    17275R102     23,510      304,091        304,091                    304,091
Citigroup Inc             COM    172967101        733       12,244         12,244                     12,244
Citrix Systems            COM    177376100      6,361       96,010         96,010                     96,010
Commerce One Inc          COM    200693109      1,871       12,537         12,537                     12,537
Cree Inc.                 COM    225447101      4,189       37,115         37,115                     37,115
Dell Computer             COM    247025109      3,564       66,075         66,075                     66,075
EMC Corp                  COM    268648102     20,606      163,541        163,541                    163,541
Entrust Tech              COM    293848107      2,989       35,135         35,135                     35,135
Exxon Mobil               COM    30231G102        568        7,287          7,287                      7,287
FEI Company               COM    30241L109        750       25,000         25,000                     25,000
Gemstar Intl Group        ORD    G3788V106        226        2,630          2,630                      2,630
General Electric          COM    369604103      2,327       14,952         14,952                     14,952
IDEC Pharmaceutical       COM    449370105        223        2,270          2,270                      2,270
Intel Corp                COM    458140100      7,903       59,897         59,897                     59,897
Interpublic Group         COM    460690100        473       10,000         10,000                     10,000
Intuit Corp               COM    461202103      2,078       38,210         38,210                     38,210
JDS Uniphase Corp.        COM    46612J101        323        2,678          2,678                      2,678
Johnson & Johnson         COM    478160104      2,011       28,626         28,626                     28,626
Kohls Corp                COM    500255104        871        8,500          8,500                      8,500
Kopin Corp                COM    500600101        378        5,500          5,500                      5,500
Lexmark Intl Grp          CL A   529771107      5,287       49,992         49,992                     49,992
Lucent Technologies       COM    549463107      2,806       45,251         45,251                     45,251
MCI Worldcom Inc          COM    55268B106      1,961       43,287         43,287                     43,287
Map Info Corporation      COM    565105103      1,147       29,410         29,410                     29,410
McDonalds                 COM    580135101        899       24,055         24,055                     24,055
Medimune Inc              COM    584699102      3,623       20,808         20,808                     20,808
Medtronic Inc.            COM    585055106        660       12,834         12,834                     12,834
Microsoft                 COM    594918104      9,865       92,846         92,846                     92,846
Millennium Pharm.         COM    599902103      1,601       12,330         12,330                     12,330
Motorola                  COM    620076109        756        5,177          5,177                      5,177
Nokia Corp                ADR    654902204     17,969       80,943         80,943                     80,943
Nortel Networks           COM    656569100        990        7,860          7,860                      7,860
Phone.com                 COM    71920Q100      3,830       23,480         23,480                     23,480
Polycom, Inc.             COM    73172K104      8,023      101,315        101,315                    101,315
Qlogic CP                 COM    747277101      8,709       64,271         64,271                     64,271
Qwest Communications      COM    749121109      5,850      121,875        121,875                    121,875
RSA Sec Inc.              COM    749719100        230        4,430          4,430                      4,430
Charles Schwab & Co.      COM    808513105      2,251       39,484         39,484                     39,484
Siebel Systems            COM    826170102      9,746       81,603         81,603                     81,603
Sonera Grp Adr            ADR    835433202        431        6,500          6,500                      6,500
Sun Microsystems          COM    866810104     14,800      157,945        157,945                    157,945
Supertex, Inc.            COM    868532102      1,207       40,405         40,405                     40,405
Symbol Tech.              COM    871508107      8,519      103,490        103,490                    103,490
TMP Worldwide Inc.        COM    872941109      4,324       55,610         55,610                     55,610
Texas Instruments         COM    882508104     11,483       71,770         71,770                     71,770
Veritas Software Corp     COM    923436109      6,195       47,288         47,288                     47,288
Vitesse Semi. Co.         COM    928497106      7,861       81,668         81,668                     81,668
Vodafone Airtouch         ADR    92857T107        641       11,545         11,545                     11,545
Warner-Lambert Co.        COM    934488107      3,322       34,005         34,005                     34,005
Wells Fargo & Co          COM    949746101        460       11,290         11,290                     11,290
Yahoo! Inc                COM    984332106      3,940       22,993         22,993                     22,993
Zixit Corporation         COM    98974P100        320        4,400          4,400                      4,400

TOTALS                                        279,674    3,043,986      3,043,986                  3,043,986